LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.56%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2026-DNA2 Class B1 5.77% (30 day USD SOFR Average + 2.10%) 3/25/46	2,390,000	$2,386,842
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 5.51% (30 day USD SOFR Average + 1.85%) 11/25/43	2,564,812	2,575,161
Series 2025-DNA2 Class M2 5.16% (30 day USD SOFR Average + 1.50%) 5/25/45	605,000	602,592
Series 2025-DNA3 Class M2 5.16% (30 day USD SOFR Average + 1.50%) 9/25/45	730,000	727,807
Series 2025-HQA1 Class M2 5.31% (30 day USD SOFR Average + 1.65%) 2/25/45	800,000	796,593
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R07 Class 2M1 5.61% (30 day USD SOFR Average + 1.95%) 9/25/43	1,196,605	1,198,227
Series 2023-R08 Class 1M1 5.16% (30 day USD SOFR Average + 1.50%) 10/25/43	632,359	632,357
Series 2024-R04 Class 1A1 4.66% (30 day USD SOFR Average + 1.00%) 5/25/44	1,640,716	1,638,431
Series 2025-R01 Class 1M2 5.16% (30 day USD SOFR Average + 1.50%) 1/25/45	1,670,000	1,661,518
Series 2025-R02 Class 1M2 5.26% (30 day USD SOFR Average + 1.60%) 2/25/45	1,570,000	1,569,092
Series 2025-R03 Class 2M1 5.26% (30 day USD SOFR Average + 1.60%) 3/25/45	88,777	88,847
Series 2025-R04 Class 1M2 5.16% (30 day USD SOFR Average + 1.50%) 5/25/45	1,445,000	1,438,400
Series 2025-R05 Class 2M2 5.26% (30 day USD SOFR Average + 1.60%) 7/25/45	710,000	709,211
Series 2026-R01 Class 2M2 5.01% (30 day USD SOFR Average + 1.35%) 1/25/46	2,530,000	2,519,087
Series 2026-R02 Class 1M2 5.16% (30 day USD SOFR Average + 1.50%) 2/25/46	1,310,000	1,311,102
Total Agency Collateralized Mortgage Obligations (Cost $19,885,735)		19,855,267
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.78%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	1,250,000	$1,119,918
♦•Series K-150 Class A2 3.71% 9/25/32	1,500,000	1,440,605
♦•Series K-170 Class A2 5.00% 2/25/35	2,450,000	2,517,093
♦Series K753 Class A2 4.40% 10/25/30	1,000,000	1,005,787
Total Agency Commercial Mortgage-Backed Securities (Cost $6,028,916)		6,083,403
AGENCY MORTGAGE-BACKED SECURITIES–8.84%
Federal Home Loan Mortgage Corp.
2.00% 8/1/36	2,478,810	2,281,861
4.50% 10/1/52	1,177,332	1,141,136
5.00% 6/1/53	1,461,915	1,448,669
5.50% 11/1/52	739,488	746,829
Federal National Mortgage Association
2.00% 4/1/51	14,200,356	11,537,969
2.00% 7/1/51	952,449	774,323
2.50% 3/1/51	8,960,642	7,617,475
2.50% 3/1/52	2,736,016	2,315,346
3.00% 7/1/52	869,744	765,558
3.00% 8/1/52	5,311,888	4,670,837
3.50% 5/1/52	3,370,786	3,093,905
4.00% 1/1/56	3,323,941	3,137,855
4.50% 10/1/52	1,171,268	1,136,103
5.00% 4/1/55	1,537,644	1,517,240
5.00% 3/1/56	8,755,561	8,638,696
5.50% 2/1/55	1,871,681	1,881,314
5.50% 9/1/55	754,961	758,766
6.00% 12/1/52	4,859,850	4,998,227
6.50% 3/1/55	1,703,769	1,761,419
Government National Mortgage Association
2.00% 10/20/50	3,641,887	3,012,000
2.50% 7/20/51	3,543,440	3,050,363
3.00% 4/20/52	2,553,167	2,280,996
Total Agency Mortgage-Backed Securities (Cost $68,857,635)		68,566,887
CORPORATE BONDS–19.07%
Aerospace & Defense–1.19%
Boeing Co.
6.26% 5/1/27	875,000	890,107
6.39% 5/1/31	280,000	298,576
Bombardier, Inc. 7.00% 6/1/32	405,000	420,326
Honeywell Aerospace, Inc.
4.00% 3/16/29	5,860,000	5,805,281
4.95% 3/16/36	1,420,000	1,408,928
TransDigm, Inc. 6.63% 3/1/32	405,000	413,047
		9,236,265
LVIP Nomura Diversified Floating Rate Fund–1

LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.08%
Cargill, Inc. 4.13% 10/23/30	665,000	$655,367
		655,367
Apparel–0.25%
Gildan Activewear, Inc. 4.70% 10/7/30	1,980,000	1,959,130
		1,959,130
Auto Parts & Equipment–0.25%
Cyprium Corp./Cyprium Holdings Luxembourg SARL 6.13% 4/15/31	1,984,000	1,955,862
		1,955,862
Banks–3.25%
Banco Santander SA 4.55% 11/6/30	600,000	591,405
μBank of America Corp.
1.73% 7/22/27	1,720,000	1,705,630
4.46% 2/6/32	1,585,000	1,565,163
6.20% 11/10/28	1,315,000	1,350,891
6.25% 7/26/30	1,400,000	1,408,432
6.63% 5/1/30	575,000	589,516
μBank of Montreal 4.44% 1/14/32	800,000	787,669
μCitigroup, Inc.
6.63% 2/15/31	500,000	500,375
6.75% 2/15/30	606,000	605,727
μDeutsche Bank AG
6.82% 11/20/29	252,000	264,592
7.15% 7/13/27	640,000	644,317
μGoldman Sachs Group, Inc.
4.37% 10/21/31	1,220,000	1,196,242
5.07% 1/21/37	1,235,000	1,207,425
6.48% 10/24/29	1,085,000	1,135,067
μHSBC Holdings PLC
6.75% 3/24/31	580,000	573,812
7.00% 9/24/35	590,000	584,150
μJPMorgan Chase & Co.
1.47% 9/22/27	2,495,000	2,460,857
5.19% 2/5/37	1,935,000	1,901,459
5.57% 4/22/28	850,000	860,378
μMorgan Stanley
4.49% 1/16/32	1,085,000	1,066,759
6.41% 11/1/29	1,005,000	1,048,914
Popular, Inc. 7.25% 3/13/28	800,000	828,774
μU.S. Bancorp 6.79% 10/26/27	435,000	440,792
μUBS Group AG 5.01% 3/23/37	1,055,000	1,020,247
μWells Fargo & Co.
4.96% 1/23/37	301,000	293,217
5.15% 4/23/31	60,000	61,025
6.49% 10/23/34	469,000	507,812
		25,200,647
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.12%
Amgen, Inc. 4.85% 2/19/36	955,000	$938,317
		938,317
Building Materials–0.05%
Standard Building Solutions, Inc. 6.25% 8/1/33	422,000	417,255
		417,255
Chemicals–0.25%
Olin Corp. 6.63% 4/1/33	1,986,000	1,942,757
		1,942,757
Commercial Services–0.11%
Block, Inc. 6.00% 8/15/33	862,000	847,763
		847,763
Computers–0.32%
Amentum Holdings, Inc. 7.25% 8/1/32	1,920,000	1,986,835
Leidos, Inc. 5.40% 3/15/32	460,000	468,901
		2,455,736
Distribution/Wholesale–0.04%
Resideo Funding, Inc. 6.50% 7/15/32	306,000	301,495
		301,495
Diversified Financial Services–2.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.75% 1/15/33	730,000	709,531
μAir Lease Corp. 4.13% 12/15/26	400,000	388,662
Avolon Holdings Funding Ltd. 4.85% 4/1/33	910,000	871,748
Brookfield Asset Management Ltd. 4.65% 11/15/30	1,150,000	1,139,795
•CPPIB Capital, Inc. 4.05% (1 day USD SOFR + 0.40%) 6/12/28	12,000,000	12,038,520
CrossCountry Intermediate HoldCo LLC 6.50% 10/1/30	2,000,000	1,906,277
Jefferies Financial Group, Inc.
2.63% 10/15/31	405,000	352,222
6.20% 4/14/34	660,000	673,076
OneMain Finance Corp. 7.13% 9/15/32	1,535,000	1,511,755
PennyMac Financial Services, Inc. 6.88% 5/15/32	1,545,000	1,490,913
Takeoff Merger Sub, Inc.
4.85% 3/24/31	610,000	602,372
5.50% 3/24/36	295,000	290,607
LVIP Nomura Diversified Floating Rate Fund–2

LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
TPG Operating Group II LP 4.88% 5/15/31	755,000	$740,486
		22,715,964
Electric–0.47%
Black Hills Corp. 4.55% 1/31/31	615,000	608,393
San Diego Gas & Electric Co. 5.20% 3/15/36	390,000	388,909
Union Electric Co. 4.80% 3/15/36	425,000	414,822
μVistra Corp. 7.00% 12/15/26	1,625,000	1,627,083
Vistra Operations Co. LLC 4.70% 1/31/31	625,000	614,937
		3,654,144
Entertainment–0.19%
Caesars Entertainment, Inc.
6.50% 2/15/32	810,000	800,570
7.00% 2/15/30	687,000	695,484
		1,496,054
Food–0.13%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.63% 3/10/37	980,000	983,067
		983,067
Health Care Products–0.36%
Abbott Laboratories
4.30% 3/15/33	950,000	929,723
4.65% 3/15/36	1,935,000	1,892,156
		2,821,879
Health Care Services–0.06%
Global Medical Response, Inc. 7.38% 10/1/32	448,000	465,221
		465,221
Insurance–0.42%
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25% 2/15/31	2,045,000	2,062,221
New York Life Global Funding 5.45% 9/18/26	1,215,000	1,222,174
		3,284,395
Internet–0.46%
Amazon.com, Inc. 4.25% 3/13/31	3,560,000	3,533,761
		3,533,761
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies–0.51%
Apollo Debt Solutions BDC 6.70% 7/29/31	375,000	$379,379
Blackstone Private Credit Fund
5.05% 9/10/30	610,000	575,110
5.35% 3/12/31	565,000	536,645
Blue Owl Credit Income Corp. 6.60% 9/15/29	2,442,000	2,432,723
		3,923,857
Iron & Steel–0.35%
Cleveland-Cliffs, Inc. 7.00% 3/15/32	810,000	783,717
Commercial Metals Co. 6.00% 12/15/35	1,955,000	1,927,328
		2,711,045
Machinery Construction & Mining–0.42%
GE Vernova, Inc. 4.25% 2/4/31	3,275,000	3,237,795
		3,237,795
Media–0.69%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.38% 9/1/29	925,000	927,839
Midcontinent Communications 8.00% 8/15/32	830,000	773,020
Sirius XM Radio LLC
4.00% 7/15/28	1,615,000	1,558,897
4.13% 7/1/30	930,000	870,784
Time Warner Cable LLC 6.55% 5/1/37	1,240,000	1,250,163
		5,380,703
Mining–0.55%
Anglo American Capital PLC 4.63% 3/19/31	3,465,000	3,425,331
Fortescue Treasury Pty. Ltd.
5.88% 4/15/30	415,000	419,979
6.13% 4/15/32	415,000	424,059
		4,269,369
Miscellaneous Manufacturing–0.58%
Eaton Corp. 4.20% 3/6/31	4,530,000	4,464,458
		4,464,458
Office Business Equipment–0.12%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	965,000	927,061
		927,061
Oil & Gas–0.51%
Exxon Mobil Corp. 2.28% 8/16/26	310,000	307,836
LVIP Nomura Diversified Floating Rate Fund–3

LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 2/1/31	425,000	$413,071
6.25% 4/15/32	405,000	391,971
Valero Energy Corp. 5.15% 3/10/36	2,880,000	2,839,023
		3,951,901
Oil & Gas Services–0.11%
USA Compression Partners LP/USA Compression Finance Corp. 7.13% 3/15/29	810,000	828,773
		828,773
Packaging & Containers–0.11%
Mauser Packaging Solutions Holding Co. 7.88% 4/15/30	830,000	830,000
		830,000
Pharmaceuticals–1.35%
AbbVie, Inc.
4.13% 3/15/31	1,330,000	1,310,700
4.75% 3/15/36	920,000	902,629
Eli Lilly & Co. 4.55% 10/15/32	324,000	324,150
Merck & Co., Inc.
3.85% 3/15/29	515,000	511,258
4.15% 3/15/31	1,370,000	1,354,688
4.45% 12/4/32	401,000	398,254
Novartis Capital Corp.
4.10% 3/16/29	2,430,000	2,427,089
4.40% 3/18/31	765,000	764,836
4.60% 3/18/33	735,000	731,877
4.90% 3/18/36	1,320,000	1,316,842
Pfizer, Inc. 4.20% 11/15/30	470,000	466,735
		10,509,058
Pipelines–0.54%
Cheniere Energy, Inc. 5.20% 7/30/36	620,000	613,666
μEnergy Transfer LP
6.50% 2/15/56	1,370,000	1,353,531
6.75% 2/15/56	1,405,000	1,397,338
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	925,000	819,639
		4,184,174
Real Estate Investment Trusts–0.39%
Crown Castle, Inc. 1.05% 7/15/26	3,025,000	2,996,000
		2,996,000
Retail–0.39%
Bath & Body Works, Inc. 6.88% 11/1/35	1,916,000	1,884,715
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Cos., Inc. 4.25% 3/15/31	765,000	$750,799
QXO Building Products, Inc. 6.75% 4/30/32	379,000	386,576
		3,022,090
Semiconductors–0.08%
Foundry JV Holdco LLC 6.15% 1/25/32	620,000	647,272
		647,272
Software–0.50%
Oracle Corp. 4.95% 2/4/31	2,230,000	2,181,921
Salesforce, Inc. 4.90% 9/15/31	1,720,000	1,717,564
		3,899,485
Telecommunications–0.78%
Iliad Holding SAS 8.50% 4/15/31	1,880,000	1,967,068
Orange SA 4.25% 1/13/31	980,000	961,313
μRogers Communications, Inc. 7.13% 4/15/55	1,012,000	1,035,568
Softbank Corp. 4.70% 7/9/30	1,350,000	1,341,367
Vmed O2 U.K. Financing I PLC 4.25% 1/31/31	865,000	742,896
		6,048,212
Toys Games Hobby–0.05%
Hasbro, Inc. 4.65% 3/12/31	380,000	375,258
		375,258
Transportation–0.11%
Fedex Freight Holding Co., Inc. 4.95% 3/15/33	855,000	833,882
		833,882
Total Corporate Bonds (Cost $149,334,785)		147,905,472
LOAN AGREEMENTS–3.76%
•Alliance Laundry Systems LLC 5.92% (1 mo. USD Term SOFR + 2.25%) 8/19/31	469,880	469,240
•Amentum Government Services Holdings LLC 5.67% (1 mo. USD Term SOFR + 2.00%) 9/29/31	1,192,500	1,191,510
•AmWINS Group, Inc. 5.67% (1 mo. USD Term SOFR + 2.00%) 1/30/32	2,073,750	2,057,824
•Ardonagh Midco 3 PLC 6.37% (6 mo. USD Term SOFR + 2.75%) 2/15/31	990,037	965,910
LVIP Nomura Diversified Floating Rate Fund–4

LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Azorra Soar TLB Finance Ltd. 6.17% (3 mo. USD Term SOFR + 2.50%) 10/18/29	392,020	$391,856
•Celsius Holdings, Inc. 6.20% (3 mo. USD Term SOFR + 2.50%) 4/1/32	1,160,833	1,161,925
•Charter Communications Operating LLC 5.91% (3 mo. USD Term SOFR + 2.25%) 12/15/31	1,673,306	1,672,369
•Clydesdale Acquisition Holdings, Inc. 6.92% (1 mo. USD Term SOFR + 3.25%) 4/1/32	1,088,663	1,014,089
•Colossus Acquireco LLC 5.38% (3 mo. USD Term SOFR + 1.75%) 7/30/32	746,250	743,101
•Cotiviti Corp. 6.42% (1 mo. USD Term SOFR + 2.75%) 5/1/31	1,481,203	1,361,788
•Dragon Buyer, Inc. 6.45% (3 mo. USD Term SOFR + 2.75%) 9/30/31	784,045	742,397
•Flutter Financing BV 5.45% (3 mo. USD Term SOFR + 1.75%) 11/30/30	1,955,000	1,930,562
•Instructure Holdings, Inc. 6.44% (3 mo. USD Term SOFR + 2.75%) 11/13/31	706,450	676,574
June Purchaser LLC
✠2.75% 11/28/31	214,286	213,711
•6.45% (3 mo. USD Term SOFR + 2.75%) 11/28/31	1,272,857	1,269,446
•Lightning Power LLC 5.92% (1 mo. USD Term SOFR + 2.25%) 8/18/31	1,481,203	1,482,818
•Opal Bidco SAS 6.95% (3 mo. USD Term SOFR + 3.25%) 4/28/32	1,492,500	1,490,948
•Quikrete Holdings, Inc. 5.92% (1 mo. USD Term SOFR + 2.25%) 4/14/31	987,500	985,367
•Roper Industrial Products Investment Co. LLC 6.20% (3 mo. USD Term SOFR + 2.50%) 11/22/29	1,485,000	1,483,560
∞SPX Flow, Inc. 0.00% 4/5/29	1,000,000	995,830
•Standard Industries, Inc. 5.43% (1 mo. USD Term SOFR + 1.75%) 9/22/28	563,588	562,257
•Stonepeak Nile Parent LLC 5.92% (3 mo. USD Term SOFR + 3.67%) 4/9/32	1,496,250	1,492,240
•Trans Union LLC 5.45% (3 mo. USD Term SOFR + 1.75%) 6/24/31	1,965,000	1,953,072
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•UKG, Inc. 6.17% (3 mo. USD Term SOFR + 2.50%) 2/10/31	901,450	$860,101
•Valvoline, Inc. 5.67% (1 mo. USD Term SOFR + 2.00%) 12/1/32	997,500	999,994
•Vistra Operations Co. LLC 5.42% (1 mo. USD Term SOFR + 1.75%) 12/20/30	987,374	988,302
Total Loan Agreements (Cost $29,492,680)		29,156,791
MUNICIPAL BONDS–0.25%
City of Houston Hotel Occupancy Tax & Special Revenue
Series C 5.50% 9/1/58	260,000	275,899
Series C 5.50% 9/1/58	180,000	189,494
Public Finance Authority Series 2025 6.50% 12/31/65	1,330,000	1,451,078
Total Municipal Bonds (Cost $1,830,602)		1,916,471
NON-AGENCY ASSET-BACKED SECURITIES–7.82%
•AGL CLO 17 Ltd. Series 2022-17A Class AR 4.62% (3 mo. USD Term SOFR + 0.95%) 1/21/35	1,550,000	1,546,607
•AIMCO CLO 15 Ltd. Series 2021-15A Class D1R 6.42% (3 mo. USD Term SOFR + 2.75%) 4/17/38	550,000	546,299
ARI Fleet Lease Trust Series 2024-B Class A2 5.54% 4/15/33	2,971,994	2,986,776
•Bain Capital Credit CLO Ltd. Series 2021-7A Class A1R 4.65% (3 mo. USD Term SOFR + 0.98%) 1/22/35	800,000	798,147
•Ballyrock CLO 18 Ltd. Series 2021-18A Class C1R 6.52% (3 mo. USD Term SOFR + 2.85%) 4/15/38	650,000	638,164
•Ballyrock CLO 27 Ltd. Series 2024-27A Class A1A 5.02% (3 mo. USD Term SOFR + 1.35%) 10/25/37	1,250,000	1,250,123
•Canyon Capital CLO Ltd. Series 2019-2A Class AR2 4.68% (3 mo. USD Term SOFR + 1.01%) 10/15/34	850,000	847,885
•Canyon CLO Ltd. Series 2020-2A Class AR2 4.70% (3 mo. USD Term SOFR + 1.03%) 10/15/34	1,150,000	1,144,950
LVIP Nomura Diversified Floating Rate Fund–5

LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CIFC Funding Ltd. Series 2025-1A Class D1 6.17% (3 mo. USD Term SOFR + 2.50%) 4/23/38	550,000	$540,484
•Dryden 109 CLO Ltd. Series 2022-109A Class DR 6.37% (3 mo. USD Term SOFR + 2.70%) 4/15/38	550,000	532,483
•Elmwood CLO 22 Ltd. Series 2023-1A Class D1R 6.47% (3 mo. USD Term SOFR + 2.80%) 4/17/38	550,000	549,242
Enterprise Fleet Financing LLC Series 2022-4 Class A2 5.76% 10/22/29	125,583	125,733
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1 5.29% 4/15/29	8,000,000	8,092,582
Huntington Auto Trust Series 2024-1A Class A3 5.23% 1/16/29	7,131,936	7,182,545
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3 5.02% 3/15/27	1,153,524	1,154,094
Hyundai Auto Receivables Trust Series 2025-D Class A2A 4.03% 11/15/28	4,480,000	4,480,949
•Kennedy Lewis CLO 10 Ltd. Series 2022-10A Class D1R 6.52% (3 mo. USD Term SOFR + 2.85%) 1/22/38	1,200,000	1,145,654
•Madison Park Funding XXVII Ltd. Series 2018-27A Class D1R 6.52% (3 mo. USD Term SOFR + 2.85%) 4/20/38	550,000	523,498
•Magnetite XL Ltd. Series 2024-40A Class A1 5.12% (3 mo. USD Term SOFR + 1.45%) 7/15/37	2,000,000	2,002,334
•Magnetite XLV Ltd. Series 2025-45A Class D1 6.17% (3 mo. USD Term SOFR + 2.50%) 4/15/38	550,000	543,056
•Marathon CLO Ltd. Series 2021-16A Class A1AR 4.78% (3 mo. USD Term SOFR + 1.11%) 4/15/34	2,000,000	1,998,010
•Neuberger Berman CLO XX Ltd. Series 2015-20A Class D1R3 6.32% (3 mo. USD Term SOFR + 2.65%) 4/15/39	250,000	247,174
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Oaktree CLO Ltd. Series 2020-1A Class D1RR 6.27% (3 mo. USD Term SOFR + 2.60%) 1/15/38	500,000	$476,350
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.66% (3 mo. USD Term SOFR + 0.99%) 7/20/34	1,700,000	1,695,444
•OHA Credit Partners VII Ltd. Series 2012-7A Class D1R4 6.16% (3 mo. USD Term SOFR + 2.50%) 2/20/38	550,000	541,006
PFS Financing Corp. Series 2024-B Class A 4.95% 2/15/29	5,000,000	5,030,065
Santander Drive Auto Receivables Trust
Series 2025-1 Class D 5.43% 3/17/31	2,350,000	2,375,187
Series 2025-4 Class D 4.95% 1/15/32	875,000	868,689
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R 5.22% (3 mo. USD Term SOFR + 1.55%) 4/25/37	500,000	500,078
•TCW CLO Ltd. Series 2019-2A Class D1R2 6.67% (3 mo. USD Term SOFR + 3.00%) 1/20/38	500,000	472,093
Toyota Auto Receivables Owner Trust
Series 2024-A Class A3 4.83% 10/16/28	678,883	681,812
Series 2024-B Class A3 5.33% 1/16/29	2,171,949	2,191,041
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.06% (3 mo. USD Term SOFR + 1.39%) 4/15/34	1,500,000	1,499,625
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1 4.80% 9/19/39	3,149,047	3,169,301
•Zais CLO 16 Ltd. Series 2020-16A Class A1R2 4.80% (3 mo. USD Term SOFR + 1.13%) 10/20/34	2,300,000	2,289,910
Total Non-Agency Asset-Backed Securities (Cost $60,656,815)		60,667,390
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.14%
•Radnor Re Ltd. Series 2024-1 Class M1B 6.56% (30 day USD SOFR Average + 2.90%) 9/25/34	87,330	87,738
LVIP Nomura Diversified Floating Rate Fund–6

LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Structured Agency Credit Risk Series 2026-DNA1 Class M2 4.96% (30 day USD SOFR Average + 1.30%) 2/25/46	1,020,000	$1,011,660
Total Non-Agency Collateralized Mortgage Obligations (Cost $1,107,330)		1,099,398
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–7.50%
•1301 Trust Series 2025-1301 Class A 5.06% 8/11/42	6,800,000	6,816,111
Bank Series 2020-BN25 Class A5 2.65% 1/15/63	4,000,000	3,691,934
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	2,000,000	1,795,244
Benchmark Mortgage Trust
Series 2019-B15 Class A5 2.93% 12/15/72	5,185,000	4,819,951
Series 2020-B17 Class A5 2.29% 3/15/53	8,000,000	7,220,479
Series 2020-B18 Class A5 1.93% 7/15/53	2,250,000	1,993,159
Series 2021-B24 Class A5 2.58% 3/15/54	2,500,000	2,235,050
•Series 2022-B32 Class A5 3.00% 1/15/55	5,000,000	4,429,241
•BFLD Commercial Mortgage Trust Series 2025-660F Class A 5.17% (1 mo. USD Term SOFR + 1.50%) 11/15/42	2,510,000	2,504,509
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4 3.10% 12/15/72	8,000,000	7,556,491
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	3,000,000	2,676,670
•LBTY Commercial Mortgage Trust Series 2026-225L Class A 4.59% 2/10/43	7,100,000	6,975,378
•LEX Trust Series 2026-450 Class A 5.02% (1 mo. USD Term SOFR + 1.35%) 3/15/43	875,000	871,114
•MAD Commercial Mortgage Trust Series 2025-11MD Class A 4.44% 10/15/42	2,175,000	2,152,790
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4 2.66% 11/15/54	2,780,000	$2,473,196
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $64,089,630)		58,211,317
ΔREGIONAL BONDS–2.75%
Canada—2.75%
Province of British Columbia Canada 4.20% 7/6/33	8,500,000	8,377,529
Province of Manitoba Canada 4.30% 7/27/33	8,000,000	7,922,464
Province of Quebec Canada 4.50% 4/3/29	5,000,000	5,076,100
		21,376,093
Total Regional Bonds (Cost $21,472,496)		21,376,093
ΔSOVEREIGN BONDS–1.79%
Australia—0.51%
Export Finance & Insurance Corp. 4.63% 10/26/27	3,900,000	3,940,164
		3,940,164
Canada—1.28%
Ontario Teachers' Finance Trust 3.00% 4/13/27	10,000,000	9,912,153
		9,912,153
Total Sovereign Bonds (Cost $13,890,995)		13,852,317
SUPRANATIONAL BANKS–14.95%
•Asian Development Bank
3.95% (1 day USD SOFR Index + 0.30%) 6/20/28	10,000,000	9,998,497
3.95% (1 day USD SOFR Index + 0.28%) 1/29/31	20,000,000	20,018,108
•Inter-American Development Bank
3.96% (1 day USD SOFR Index + 0.30%) 2/15/29	10,000,000	10,006,300
4.01% (1 day USD SOFR Index + 0.36%) 6/10/31	7,000,000	7,016,590
4.03% (1 day USD SOFR Index + 0.35%) 10/5/28	15,775,000	15,806,998
•International Bank for Reconstruction & Development
3.83% (1 day USD SOFR Index + 0.18%) 6/15/26	12,000,000	12,002,731
3.95% (1 day USD SOFR Index + 0.29%) 11/22/28	7,000,000	7,004,970
3.96% (1 day USD SOFR Index + 0.30%) 5/15/28	8,000,000	8,014,853
LVIP Nomura Diversified Floating Rate Fund–7

LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•International Bank for Reconstruction & Development (continued)
4.03% (1 day USD SOFR Index + 0.37%) 2/11/31	10,000,000	$10,030,800
•International Finance Corp. 4.02% (1 day USD SOFR Index + 0.36%) 8/28/29	16,000,000	16,043,991
Total Supranational Banks (Cost $115,904,038)		115,943,838
U.S. TREASURY OBLIGATIONS–27.22%
•U.S. Treasury Floating Rate Notes
3.75% 1/31/28 (3 mo. Treasury money market yield + 0.10%)	181,950,000	181,939,880
3.84% 10/31/27 (3 mo. Treasury money market yield + 0.19%)	29,165,000	29,201,800
Total U.S. Treasury Obligations (Cost $211,181,549)		211,141,680

	Number of Shares	Value (U.S. $)
COMMON STOCK–0.01%
†=MNSN Holdings, Inc.	852	$46,008
Total Common Stock (Cost $0)		46,008
PREFERRED STOCK–0.06%
†SVB Financial Trust 11.00% 11/7/32	971	458,798
Total Preferred Stock (Cost $532,165)		458,798
MONEY MARKET FUND–1.26%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	9,779,951	9,779,951
Total Money Market Fund (Cost $9,779,951)		9,779,951

TOTAL INVESTMENTS–98.76% (Cost $774,045,322)	766,061,081

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.24%	9,634,197
NET ASSETS APPLICABLE TO 78,315,181 SHARES OUTSTANDING–100.00%	$775,695,278

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
∞Delayed settlement. Interest rate to be determined upon settlement date.
ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
LVIP Nomura Diversified Floating Rate Fund–8

LVIP Nomura Diversified Floating Rate Fund
Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(130)	CBOT 10 Year U.S. Treasury Notes Futures	$(14,436,094)	$(14,674,470)	6/18/26	$238,376	$—
(86)	CBOT U.S. Long Bond Futures	(9,793,250)	(10,060,395)	6/18/26	267,145	—
(270)	Ultra 10 Year U.S. Treasury Notes Futures	(30,649,219)	(31,125,150)	6/18/26	475,931	—
(49)	Ultra U.S. Treasury Bond Futures	(5,711,563)	(5,872,195)	6/18/26	160,632	—
Total Futures Contracts					$1,142,084	$—
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
8,190,000	3.75	SOFR12M	Receive	Annual	5/9/35	$68,091	$—	$68,091	$—
6,795,000	4.56	SOFR12M	Receive	Annual	10/24/30	(291,321)	—	—	(291,321)
19,415,000	3.52	SOFR12M	Receive	Annual	12/28/30	91,457	—	91,457	—
37,820,000	4.13	SOFR12M	Receive	Annual	6/12/31	(906,385)	—	—	(906,385)
13,075,000	3.27	SOFR12M	Receive	Annual	9/30/31	291,106	—	291,106	—
12,065,000	3.51	SOFR12M	Receive	Annual	10/18/31	105,567	—	105,567	—
3,485,000	4.10	SOFR12M	Receive	Annual	7/29/40	(19,354)	—	—	(19,354)
23,490,000	3.74	SOFR12M	Receive	Annual	8/15/35	222,382	—	222,382	—
67,515,000	3.24	SOFR12M	Receive	Annual	2/18/29	683,153	—	683,153	—
Total IRS Contracts							$—	$1,461,756	$(1,217,060)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
STACR–Structured Agency Credit Risk
LVIP Nomura Diversified Floating Rate Fund–9